UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C. 20549

						  FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
				   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Tanaka Capital Management, Inc.
Address:	230 Park Avenue
		Suite 960
		New York, NY  10169
13F File Number:	28-2082

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all Information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Graham Y. Tanaka
Title:		President
Phone:		212-490-3380
Signature, Place, and Date of Signing:

Graham Y. Tanaka  New York, New York  July 31, 2007

Report Type (check only one.):

[x]		13F HOLDINGS REPORT.
[ ]		13F NOTICE.
[ ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

FORM 13F Information Table Entry:		31

FORM 13F Information Table Value Total:	$31,200,000


List of Other Included Managers:

No.		13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc.                     COM              001055102     1581    30765 SH       SOLE                    30765
ASML Holding N V ADR           COM              N07059111     1790    65227 SH       SOLE                    65227
Amdocs                         COM              G02602103      875    21975 SH       SOLE                    21975
BJ's Restaurants Inc.          COM              09180C106      522    26443 SH       SOLE                    26443
Bio Reference Lab              COM              09057G602     1784    65242 SH       SOLE                    65242
Biovail Corporation            COM              09067J109     1762    69328 SH       SOLE                    69328
Blue Earth Refineries          COM              G11999102      247   117722 SH       SOLE                   117722
CR Bard                        COM              067383109      982    11889 SH       SOLE                    11889
China Medical Technology ADS   COM              169483104     1493    46917 SH       SOLE                    46917
Federal Nat'l Mtg.             COM              313586109      232     3544 SH       SOLE                     3544
Fuelnation, Inc.               COM              359528205       10   396780 SH       SOLE                   396780
General Electric               COM              369604103      766    20010 SH       SOLE                    20010
Helen of Troy Limited          COM              G4388N106      654    24228 SH       SOLE                    24228
Inksure Technology             COM              45727E106      218   124624 SH       SOLE                   124624
Intel Corp.                    COM              458140100     1064    44804 SH       SOLE                    44804
KHD Humboldt Wedag Inter'l Ltd COM              482462108     3062    49989 SH       SOLE                    49989
KV Pharmaceutical Cl A         COM              482740206     2269    83296 SH       SOLE                    83296
L3 Communications Hldg         COM              502424104     1113    11432 SH       SOLE                    11432
Mass Financial Corp. Class A   COM              P64605101     1442   250760 SH       SOLE                   250760
Monro Muffler Brake            COM              610236101      471    12587 SH       SOLE                    12587
Mymetics Corp                  COM              62856A102       62   564612 SH       SOLE                   564612
NII Holdings                   COM              62913F201     2199    27232 SH       SOLE                    27232
Novellus Systems               COM              670008101      604    21307 SH       SOLE                    21307
PetSmart Inc.                  COM              716768106      515    15856 SH       SOLE                    15856
Pfizer                         COM              717081103      227     8887 SH       SOLE                     8887
QUALCOMM                       COM              747525103     1521    35065 SH       SOLE                    35065
Scientific Games               COM              80874P109     1307    37384 SH       SOLE                    37384
Semitool Inc.                  COM              816909105      722    75165 SH       SOLE                    75165
Sigma Design                   COM              826565103      495    18990 SH       SOLE                    18990
Staples Inc.                   COM              855030102      542    22838 SH       SOLE                    22838
Zoltek                         COM              98975W104      666    16045 SH       SOLE                    16045